Provisions (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Nonrecurring expense	$ 1,400,000	$ 1,800,000
Other income		$ 1,000,000	$ 78,000
Litigation provision	200,000
Payment of provisions	50,000
Monthly payments of provisions	$ 14,583.33